Condensed Consolidated Balance Sheets (Current Period Unaudited) - 10Q - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,438,769	$ 5,506,941		$ 6,452,589
Government contract receivable	1,497,545	659,409		0
Prepaid expenses	1,676,093	1,768,533		1,433,153
Total current assets	10,612,407	7,934,883		7,885,742
Property and equipment, net	149,947	149,974		209,689
Other assets	71,010	71,010		1,187,788
Total assets	10,833,364	8,155,867		9,283,219
Current liabilities:
Accounts payable	2,403,042	1,849,760		2,802,950
Accrued expenses	532,292	1,257,572		716,931
Total current liabilities	2,935,334	3,107,332		3,519,881
Stockholders’ equity:
Issued and outstanding shares – 10,536,875 and 1,977,152 at December 31, 2024 and 2023, respectively	13,839	10,537		1,977
Additional paid-in capital	142,597,923	134,394,079		110,125,146
Accumulated deficit	(134,713,732)	(129,356,081)		(104,363,785)
Total stockholders’ equity	7,898,030	5,048,535	$ 54,275	5,763,338	$ 26,600,034
Total liabilities and stockholders’ equity	$ 10,833,364	$ 8,155,867		$ 9,283,219